American Beacon Advisors, Inc.

220 E. Las Colinas Blvd., Ste. 1200

Irving, TX 75039

June 19, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC20549

Re:	American Beacon Funds
1933 Act File No. 33-11387
1940 Act File No. 811-4984

Dear Sir or Madam:

               Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in theAmerican Beacon Global Evolution Frontier Markets Income Fund(the “Fund”), a series of the American Beacon Funds.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on June 3, 2015 (Accession Number: 0001133228-15-002600), which is incorporated herein by reference.

               If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan Chief Legal Officer

cc: KathyK. Ingber, Esq. K&L Gates LLP